Financial Instruments - Summary of Foreign Exchange Risk Factor (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	$ 3,491.8	$ 3,524.6
Liabilities	5,160.2	$ 5,660.4
BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	402.6
Liabilities	(327.0)
Net impact	$ 75.6
Exchange rate considered	5.5805
BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (18.3)
BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(308.7)
BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	94.9
BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	307.7
-50% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	200.6
Liabilities	(162.9)
Net impact	$ 37.7
Exchange rate considered	2.8000
-50% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (9.1)
-50% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(153.8)
-50% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	47.3
-50% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	153.3
-25% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	99.6
Liabilities	(80.9)
Net impact	$ 18.7
Exchange rate considered	4.2000
-25% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (4.5)
-25% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(76.4)
-25% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	23.5
-25% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	76.1
Probable scenario [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(1.4)
Liabilities	1.2
Net impact	$ (0.2)
Exchange rate considered	5.6000
Probable scenario [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 0.1
Probable scenario [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	1.1
Probable scenario [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(0.3)
Probable scenario [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(1.1)
+25% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(102.4)
Liabilities	83.2
Net impact	$ (19.2)
Exchange rate considered	7.0000
+25% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 4.7
+25% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	78.5
+25% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(24.1)
+25% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(78.3)
+50% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(203.4)
Liabilities	165.2
Net impact	$ (38.2)
Exchange rate considered	8.4000
+50% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 9.2
+50% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	156.0
+50% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(48.0)
+50% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	$ (155.4)